STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, New standards, interpretations and amendments not yet applied by the Group (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial Assets [Abstract]
Financial Assets	$ 23,803
Financial Liabilities [Abstract]
Financial Liabilities	9,892
Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial Assets	22,623	$ 34,802
Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial Assets	78	265
Other Non-current Financial Assets [Member]
Financial Assets [Abstract]
Financial Assets	1,102	446
Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial Liabilities	$ 9,892	$ 837
IFRS 9 Financial Instruments, and relevant amending standards [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or Interpretation	IFRS 9 Financial Instruments, and relevant amending standards
Application date of standard	Jan. 01, 2018
Application date for group	Jul. 01, 2018
IFRS 15 Revenue from Contracts with Customers, and relevant amending standards [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or Interpretation	IFRS 15 Revenue from Contracts with Customers, and relevant amending standards
Application date of standard	Jan. 01, 2018
Application date for group	Jul. 01, 2018
Amendments to IFRS 2 Share-based Payments - Classification and Measurement of Share-based Payment Transactions [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or Interpretation	Amendments to IFRS 2 Share-based Payments – Classification and Measurement of Share-based Payment Transactions
Application date of standard	Jan. 01, 2018
Application date for group	Jul. 01, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or Interpretation	IFRIC 22 Foreign Currency Transactions and Advance Consideration
Application date of standard	Jan. 01, 2018
Application date for group	Jul. 01, 2018
IFRS 16 Leases [Member]
New standards and amendments to standards issued but not effected [Abstract]
Standard or Interpretation	IFRS 16 Leases
Application date of standard	Jan. 01, 2019
Application date for group	Jul. 01, 2019